                         Delaware Group Equity Funds II

                          Delaware Large Cap Value Fund
                               Delaware Value Fund

                      Supplement to the Funds' Prospectuses
                              dated March 30, 2007

The  following  replaces the section  entitled "Who manages the Fund - Portfolio managers."

D. Tysen  Nutt,  Jr.,  Anthony A.  Lombardi,  Robert A.  Vogel,  Jr.,  Nikhil G.
Lalvani,  and Nashira S. Wynn have primary  responsibility for making day-to-day investment  decisions  for the  equity  portion  of the Fund.  With  respect  to
Delaware  Large  Cap Value  Fund,  Messrs.  Nutt,  Lombardi,  and Vogel  assumed responsibility  for the Fund in March 2005, and Mr. Lalvani and Ms. Wynn assumed responsibility  for the Fund in October  2006.  With  respect to Delaware  Value
Fund, Messrs. Nutt, Lombardi,  and Vogel assumed  responsibility for the Fund in
July 2004, and Mr. Lalvani and Ms. Wynn assumed  responsibility  for the Fund in
October 2006.

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager, Team Leader
- Large-Cap Value Focus Equity
Mr. Nutt joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy.  Before joining the firm, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch
Investment Managers (MLIM),  where he managed mutual funds and separate accounts for  institutions  and private  clients.  Mr. Nutt  departed  MLIM as a managing director.  Prior to joining MLIM in 1994,  Mr. Nutt was with Van Deventer & Hoch
(V&H) where he managed  large-cap value  portfolios for institutions and private clients.  He began his  investment  career  at Dean  Witter  Reynolds,  where he eventually  became vice president,  investments.  Mr. Nutt earned his bachelor's degree from  Dartmouth  College,  and he is a member of the New York  Society of
Security Analysts and the CFA Institute.

Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager
Mr. Lombardi joined Delaware  Investments in 2004 as a vice president and senior portfolio manager for the firm's Large-Cap Value Focus strategy. Previously, Mr.
Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the  position  of director  and  portfolio  manager for the U.S.  Active
Large-Cap  Value  team,   managing  mutual  funds  and  separate   accounts  for
institutions  and  private  clients.  Prior  to that he  worked  at Dean  Witter
Reynolds for seven years as a sell-side  equity research  analyst,  and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Lombardi graduated from Hofstra University,  receiving a bachelor's degree in finance and an MBA with a concentration  in finance.  He is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager
Mr.  Vogel  joined  Delaware  Investments  in 2004 as a vice  president,  senior portfolio  manager for the firm's Large-Cap Value Focus strategy.  He previously worked at Merrill Lynch Investment  Managers for more than seven years, where he rose to the position of director and portfolio  manager  within the U.S.  Active
Large-Cap  Value team. He began his career in 1992 as a financial  consultant at
Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor's  and  master's  degrees  in  finance.  He also  earned  an MBA with a
concentration   in  finance  from  The  Wharton  School  of  the  University  of
Pennsylvania,  and he is a member of the New York  Society of Security  Analysts and The CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager
Mr. Lalvani is a portfolio  manager with the firm's  Large-Cap Value Focus team.
At  Delaware  Investments,  Mr.  Lalvani  has served as both a  fundamental  and quantitative  analyst.  Prior to  joining  the firm in 1997,  he was a  research associate with Bloomberg.  Mr. Lalvani holds a bachelor's degree in finance from
Penn State University and is a member of The CFA Society of Philadelphia.

Nashira S. Wynn, Vice President, Portfolio Manager
Ms.  Wynn is a portfolio  manager  with the firm's  Large-Cap  Value Focus team.
Prior to  joining  Delaware  Investments  in 2004,  she was an  equity  research analyst for Merrill  Lynch  Investment  Managers.  Ms. Wynn earned a  bachelor's degree in finance,  with a minor in  economics,  from The College of New Jersey, and she attended England's Oxford University as a presidential scholar.

                Please keep this Supplement for future reference.

This Supplement is dated July 31, 2007.